NYSE Euronext

Received SEC
MAR 18 2010
Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

[redacted]

10010256

CERT NYS
001-33824

March 18, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, KENNEDY-WILSON HOLDINGS, INC., Common Stock, $0.0001 par value per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 16, 2010. Tentative listing date – March 19, 2010.

Sincerely,